Share capital (Details) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended
	Dec. 18, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2024 GBP (£) Vote item shares	Jun. 30, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 GBP (£) shares
Ordinary shares
Balance at the beginning | £			£ 55,000	£ 53,000
Issue of shares | £			79,985,000	158,541,000
Balance at the end | £			£ 56,000	55,000	£ 53,000
Number of class of ordinary shares | item			2
Number of class A shares to which one B share is convertible			1
Proportion of affirmative votes required for special resolutions			66.67%
Treasury shares | £				£ 21,305,000	£ 21,305,000		£ 21,305,000
Trawlers Limited investment
Ordinary shares
Issue of shares | $	$ 100	$ 200
Ordinary shares
Number of shares
Balance at the beginning (in shares)			171,001,000	164,842,000	164,842,000
Balance at the end (in shares)			174,031,000	171,001,000	164,842,000
Ordinary shares
Balance at the beginning | £			£ 55,000	£ 53,000	£ 53,000
Balance at the end | £			£ 56,000	£ 55,000	£ 53,000
Ordinary shares | Employee share-based compensation awards
Number of shares
Issue of shares (in shares)				98,000	0
Ordinary shares
Issue of shares | £				£ 0	£ 0
Ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)			3,030,000	6,061,000
Ordinary shares
Issue of shares | £			£ 1,000	£ 2,000
Class A ordinary shares
Number of shares
Balance at the end (in shares)			55,999,898
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares						$ 0.0005
Number of voting right per share | Vote			1
Number of shares							1,682,896
Treasury shares | £							£ 21,305,000
Class A ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	983,450	1,966,899
Class B ordinary shares
Number of shares
Balance at the end (in shares)			116,348,173
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares						$ 0.0005
Number of voting right per share | Vote			10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A			10.00%
Percentage of voting power of shareholders			67.00%
Class B ordinary shares | Trawlers Limited investment
Number of shares
Issue of shares (in shares)	2,046,854	4,093,707